Related Party (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 09, 2019	May 08, 2018	May 31, 2018	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2018	Feb. 29, 2020	Aug. 23, 2019	May 25, 2019
Notes Payable, Related Party				$ 22,554	$ 14,000	$ 22,554	$ 35,500
Gain on Debt Cancellation					168,048	0
Accrued interest				28,306		28,306	$ 5,782
Beneficial conversion feature						(27,954)
Note Payable				70,000	0	70,000
Notes Receivable					40,000
Legal Custodian One [Member]
Notes Payable, Related Party				$ 35,554		$ 35,554
Interest rate				10.00%
Conversion Price				$ 0.0001		$ 0.0001
Conversion of Stock, Amount Converted		$ 13,000
Legal Custodian Two [Member]
Notes Payable, Related Party				$ 600		$ 600
Interest rate			10.00%			10.00%
Advances			$ 600
Accrued interest				0		$ 0
Edward Manolos [Member]
Notes Payable, Related Party									$ 33,334
Note Payable									$ 1,666,667
Interest Rate									5.00%
Dan Nguyen [Member]
Notes Payable, Related Party									$ 33,334
Note Payable									$ 1,666,667
Interest Rate									5.00%
Legal Custodian [Member]
Notes Payable, Related Party				$ 10,000		10,000
Gain on Debt Cancellation						$ 168,048
Split Tee [Member]
Notes Receivable	$ 20,000				$ 20,000			$ 20,000
Interest rate	10.00%
Consulting fee	$ 5,000